N-2	Apr. 26, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001902944
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Post-Effective Amendment	false
Investment Company Act Registration	false
Entity Registrant Name	Cantor Fitzgerald Infrastructure Fund
Entity Address, Address Line One	110 E. 59th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	915.1722
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	false
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective after 60 Days, 486(a)	true
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses	Class I	Class S
Maximum Sales Load (as a percent of offering price)	None	None
Contingent Deferred Sales Charge	None	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fees	1.50%	1.50%
Other Expenses[1]	9.34%	9.34%
Shareholder Servicing Fee	None	None
Distribution Fee	None	None
Acquired Fund Fees and Expenses[2]	0.03%	0.03%
Total Annual Fund Operating Expenses	10.87%	10.87%
Less Fee Waiver and/or Expense Limitation[3]	(8.59)%	(9.59)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	2.28%	1.28%

[1]	Other Expenses represents the Fund expenses as they are calculated in the Fund’s Annual Report. Other Expenses does not include the indirect fees and expenses of certain underlying Private Investment Funds, as discussed further in footnote 2 below. The Fund’s Other Expenses will increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown.
[2]	Acquired Fund Fees and Expenses (“AFFE”) include an estimate of certain of the fees and expenses incurred indirectly by the Fund as a result of the Fund’s investment in shares of registered investment companies (including, short-term cash sweep vehicles) and certain Private Investment Funds. Although the Private Investment Funds in which the Fund may invest are not registered as “investment companies” under applicable provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), some of the Private Investment Funds in which the Fund invests would meet the definition of an investment company for purposes of the 1940, but for the exceptions provided in sections 3(c)(1) and 3(c)(7) of the 1940 Act; however, the Fund may invest in a range of Private Investment Funds, including Private Investment Funds which are excluded from the definition of an investment company due to applicable exclusions under the 1940 Act other than sections 3(c)(1) and 3(c)(7) (together, the “Other Private Funds”). AFFE does not reflect the fees and expenses of the Other Investment Funds. The indirect fees and expenses of the Private Investment Funds typically range from 1.00% to 2.00% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Investment Funds.
[3]	The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.25% and 1.25% per annum of the Fund’s average daily net assets attributable to Class I and Class S shares, respectively (the Expense Limitation). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least until July 31, 2025 for the Class I shares and July 31, 2027 for the Class S shares, unless and until the Board approves its modification or termination. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. The Adviser has also contractually agreed to waive 1.00% of its management fee for Class S shares until July 31, 2027 unless the Adviser and the Board approves its continuation. See “Management of the Fund.”

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Share Class	1 Year	3 Years	5 Years	10 Years
Class I	$23	$158	$362	$774
Class S	$13	$140	$347	$768

Shareholders who choose to participate in repurchase offers by the Fund will not incur a repurchase fee. However, if shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Transfer Agent, which is currently $15. The purpose of the above table is to help a holder of shares understand the fees and expenses that such holder would bear directly or indirectly. The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

Basis of Transaction Fees, Note [Text Block]	as a percent of offering price
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI, particularly the information set forth under the heading “Risk Factors.”

The Fund

Cantor Fitzgerald Infrastructure Fund is a continuously offered, non-diversified, closed-end management investment company. The Fund is an interval fund that will provide limited liquidity by offering to make quarterly repurchases of shares at net asset value (“NAV”), which will be calculated on a daily basis. See “Quarterly Repurchases of Shares,” and “Determination of Net Asset Value.”

Investment Objective

The Fund’s investment objective is to maximize total return, with an emphasis on current income, while seeking to invest in issuers that are helping to address certain United Nations Sustainable Development Goals (“SDGs”) through their products and services.

Investment Strategy

The Fund pursues its investment objective by strategically investing in a portfolio of private institutional infrastructure investment funds (“Private Investment Funds”) as well as public infrastructure securities. Under normal circumstances, the Fund intends to invest at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by sustainable infrastructure companies, including Private Investment Funds, secondary interests and co-investments, and public infrastructure securities. The Fund may also invest in ETFs and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in infrastructure (collectively, “Other Investment Vehicles” and together with Private Investment Funds, the “Underlying Funds” and each an “Underlying Fund”), as well as other publicly traded income producing securities. The Fund may also invest in investment-grade debt securities of infrastructure companies. The Fund expects to invest in both domestic and foreign (including emerging markets) securities. Potential investments include all types of equities including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) of global infrastructure securities trading on U.S. and global exchanges and marketplaces. In addition, the Fund may invest in real estate investment trusts (“REITs”) that invest in infrastructure related assets.

With respect to recommending to the investment committee (the “Investment Committee”) the Private Investment Funds in which the Fund invests, the Sub-Adviser considers various inputs, including quantitative and qualitative assessment of the management team and its track record, asset evaluation and structure, and other information that is typically not available to an individual investor. The Sub-Adviser provides ongoing research, opinions and recommendations to the portion of the Fund’s investment portfolio that is allocated to Private Investment Funds. Under normal circumstances, while the portion of the Fund’s investment portfolio that is allocated to securities of Private Investment Funds will likely comprise between 50% and 95% of the Fund’s portfolio, the Fund will target an allocation of 70% of the Fund’s portfolio to Private Investment Funds. Within the allocation targets set by the Adviser from time to time, the Sub-Adviser also manages the portion of the Fund’s investment portfolio that is allocated to publicly traded securities, such as common stocks, preferred stocks, and debt securities of issuers that are principally engaged in or related to the infrastructure industry. Under normal circumstances, while such securities will likely comprise between 5% and 50% of the Fund’s portfolio, the Fund will target an allocation of 30% of the Fund’s portfolio to publicly traded securities. The public securities allocation is expected to be diversified across a number of positions (20-60 under normal circumstances).

The Fund defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development, construction, renovation, enhancement, or operation of infrastructure assets or the provision of services to companies engaged in such activities. Infrastructure assets may include, among other asset types, regulated assets (such as electricity generation, transmission and distribution facilities, gas transportation and distribution systems, water distribution, and waste water collection and processing facilities), transportation assets (such as toll roads, airports, seaports, railway lines, intermodal facilities), renewable power generation (wind, solar and hydro power) and communications assets (including broadcast and wireless towers, fiber, data centers, distributed network systems and satellite networks). These assets share certain investment features that may be attractive as part of a diversified portfolio, including some or all of the following:

●	Provision for essential services with few substitutes that generally serve as the backbone for local, regional, and national economic and social activity.

●	Stable and predictable income and cash flow that are often inflation-linked with low return correlations to traditional asset classes.

●	Inelastic demand with strong pricing power for their use as essential assets for a functioning society.

●	Limited operating risk.

●	High operating margins and predictable maintenance capital requirements.

●	Strong competitive advantages characteristics with high barriers to entry.

In many cases, the rates, or the fees charged to end users, that are charged by infrastructure assets are determined by regulators, concession agreements with governments, and long-term contracts. Owners of such assets in many cases have the ability to increase such rates or fees at some level linked to inflation or economic growth.

The Fund will use a multi-step investment process that combines top-down geographic region and infrastructure sector allocations with bottom-up security selection focused within the Megatrends. It is the opinion of the Adviser and Sub-Adviser that such investments by the Fund will offer investors exposure aligning with a number of the SDGs.

The Fund intends to focus on three infrastructure megatrends: (i) digital transformation, (ii) energy transition, and (iii) enhancement of aging infrastructure assets (the “Megatrends”).

Digital Transformation: Investments in the securities of companies that are within the communications infrastructure sector, including companies that own, operate, and develop cellular tower, fiber network, satellite and data center assets.

Energy transition: Investments in the securities of companies that intend to enable the transition to cleaner energy sources and electrification through investment in the assets (generation, transmission, network grid, storage, smart meters, battery charging stations, among other assets) that will lead to more efficiency and lower carbon-intense power and heating.

Enhancement of Aging Infrastructure Assets: Investments in the securities of companies that are within the midstream energy, water utilities, gas utilities and transportation infrastructure sectors that may benefit from increased investment to repair and enhance existing assets.

By investing in the Fund, the Adviser expects that shareholders may realize (either directly or indirectly) the following potential benefits:

●	Access to Institutional Managers — Many of the Private Investment Funds in which the Fund seeks to invest are intended for large, institutional investors and have a large minimum investment size and other investor criteria that might otherwise limit their availability to individual, non-institutional investors. Thus, the Fund provides investors exposure to such Private Investment Funds managed by leading institutional investment managers that may not be otherwise available to individual, non-institutional investors.

●	Multi-Strategy, Multi-Manager Investment Strategy — Given the investment strategy of the Fund, investors are able to gain exposure to different strategies, managers, and sectors by making a single investment in the Fund, whereas due to the large minimums of many of the Private Investment Funds in which the Fund seeks to invest, such a strategy may not otherwise be feasible for individual investors.

●	Advantageous Investment Terms — By taking advantage of volume and other discounts that typically are not available to individual investors, the Fund may be able to provide certain economies of scale to investors through a reduction in the fees charged by the Private Investment Funds in which the Fund seeks to invest and which may not otherwise be permitted or available to individual investors.

●	Customized Public Market Strategy in line with Fund Objectives — The Sub Adviser has managed a global sustainable infrastructure separate account strategy focused on maximizing return while providing current income since February 2011. The Fund provides access to the Sub Adviser’s proprietary sustainable investment process, which typically is reserved for institutional investors and seeks to identify infrastructure securities that are undervalued relative to their peers.

Sustainable Investing

Sustainable investing incorporates environmental, social, and governance (“ESG”) insights to improve long-term outcomes to impact a wide range of ecological and human issues, from the preservation of natural resources to a commitment to human and societal wellbeing. The Fund will seek to invest in issuers that are helping to address certain SDGs through their products and services.

Thus, in identifying investments for the Fund, the Sub-Adviser will first seek to screen out certain issuers based on ESG criteria determined by the Sub-Adviser. Such screening criteria includes, among other things, (i) issuers with exposure to the following beyond specified thresholds: controversial weapons, civilian firearms, tobacco or certain fossil fuels, although the Fund may invest in certain companies that currently have exposure beyond such thresholds but have made commitments to reduce climate impact, and (ii) United Nations Global Compact violators.

The Sub-Adviser next considers various SDGs and identifies those goals that are supported by sustainable infrastructure. With respect to its investments, the Registrant intends to invest only in companies that align with and advance at least one of the SDGs. In selecting investments for the Registrant, the Adviser and Sub-Adviser intend to focus on SDGs related to (i) good health and well-being, (ii) clean water and sanitation, (iii) affordable and clean energy, (iv) industry, innovation and infrastructure, (v) sustainable cities and communities, and (vi) climate action. In selecting investments for the Registrant, the Adviser and Sub-Adviser may not consider all SDGs when making investment decisions and there may be limitations with respect to the availability of investments that address certain SDGs. There is no guarantee that all investments made by the Fund will align with the SDGs at all times.

With respect to private market investments, including investments in the Private Investment Funds, the Sub-Adviser’s private markets analysis is modeled after the United Nations Principles for Responsible Investing Due Diligence Questionnaire (“UNPRI DDQ”) for private equity limited partners. The UNPRI DDQ has been developed to evaluate a general partner’s processes for incorporating material ESG risks and opportunities into their investment practices and to understand where responsibility for doing so lies. In determining whether a particular private market investment fits within the sustainability framework established by the Fund, the Sub-Adviser reviews the offering materials and any other introductory marketing materials to establish whether a particular Private Investment Fund addresses ESG considerations. If the Sub-Adviser is considering an investment involving a UNPRI signatory, the Sub-Adviser reviews the latest public UNPRI Transparency Report of the potential investment target on the UNPRI website.

The Fund’s sustainable infrastructure investment policy is not fundamental and may be changed without shareholder approval by a vote of the Board. Shareholders will receive 60 days’ prior written notice before a change to the Fund’s sustainable infrastructure investment policy takes effect. The SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Subsidiaries

Certain investments of the Fund will be held in single-asset subsidiaries controlled by the Fund (the “Single-Asset Subsidiaries”). In addition, the Fund may engage in bank borrowings through a wholly-owned and controlled domestic subsidiary (the “Financing Subsidiary”; together with the Single-Asset Subsidiaries, the “Subsidiaries”), which may act as the borrower of one or more revolving credit facilities. The Subsidiaries are subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The principal investment strategies and principal investment risks of the Subsidiaries are the principal investment strategies and principal investment risks of the Fund as reflected in this Prospectus. The financial statements of the Subsidiaries are consolidated with those of the Fund.

The Fund aggregates direct investments with investments held by its wholly-owned and controlled Subsidiaries in constructing the Fund’s portfolio and for purposes of the Fund’s investment policies.

Leverage and Credit Facilities

The Fund and/or its Financing Subsidiary may utilize leverage, including borrowing from banks in an amount of up to 33 1/3% of the Fund’s consolidated assets (defined as net assets plus borrowing for investment purposes). The Fund and its Financing Subsidiary are authorized to borrow money in connection with its investment activities, to satisfy repurchase requests from Fund shareholders, and to otherwise provide the Fund with liquidity. The Financing Subsidiary may enter into one or more revolving credit facilities (“Credit Facilities”) on behalf of the Fund for the purpose of investment purchases and other liquidity requirements, subject to the limitations of the 1940 Act (as defined below) for borrowings. The Credit Facilities will be secured by all of the assets held by the Financing Subsidiary.

The SAI contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading “Investment Objective and Policies.”

Investment Adviser

The Adviser was formed in 2010, commenced operations in 2011, and is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act. The Adviser is wholly owned subsidiary of Cantor.

With respect to the management of the Fund, the Adviser principally will oversee the investment and reinvestment of the net assets of the Fund by the Sub-Adviser. In addition, in consultation with the Sub-Adviser, the Adviser will set allocation targets for the Fund between public and private securities and, through its representation on the Investment Committee, will consider the investment in Private Investment Funds recommended by the Sub-Adviser. In addition, the Adviser will supervise and provide oversight of the Fund’s service providers.

Founded in 1945, Cantor is a global, diversified organization specializing in financial services, investment banking and real assets for institutional and high net worth clients operating in the financial, healthcare, power, energy, infrastructure, and real estate industries. For over 77 years, Cantor has pioneered new markets and provided superior service to investors while successfully building a well-capitalized company across multiple business lines with numerous market-leading financial services, infrastructure and real estate products. The firm is led by Howard W. Lutnick, Chairman and Chief Executive Officer, who has been with Cantor since 1983. As one of the few remaining private partnerships on Wall Street, Cantor has the distinct advantage of being able to focus on long-term value creation while aligning its interests with investors. As of December 31, 2022, Cantor and its subsidiaries and affiliates had over 12,000 employees operating in most major financial centers throughout the world with 160 offices across 22 countries.

The Adviser is a division of Cantor Fitzgerald Asset Management (“CFAM”). CFAM consists of over 100 individuals and manages approximately $13 billion in assets across over 60 investment strategies. CFAM provides alternative investment solutions and traditional investment solutions to investors in global fixed income, equity, and real assets markets through the use of mutual funds, interval funds, exchange traded funds, separately managed accounts, non-traded REITs, opportunity zone funds and other private investment vehicles. As of December 31, 2022, CFAM and its affiliates provide investment management on $4.3 billion of real assets and private markets strategies and $8.7 billion of traditional market strategies. CFAM’s traditional strategies are offered through Cantor Fitzgerald Investment Advisors, Cantor Ireland, and a majority ownership stake in Smith Group Asset Management, LLC.

Sub-Adviser

The Adviser has engaged Capital Innovations, LLC (the “Sub-Adviser”), a registered investment adviser under the Advisers Act, to provide ongoing research, recommendations, and day-to-day portfolio management with respect to the Fund’s investment portfolio.

The Sub-Adviser was founded in 2007 and is registered as an investment adviser with the SEC pursuant to the provisions of the Advisers Act. The co-founders and portfolio managers of the Sub-Adviser, Michael Underhill and Susan Dambekaln, have substantial experience in managing publicly traded securities, private funds, and pursuing an investment strategy substantially similar to the strategy being pursued by the Fund. The Sub-Adviser is a privately-held, alternative investment asset manager strategically positioned to advise investors. The Sub-Adviser has advised, managed, or co-sponsored investment programs since its inception. The Sub-Adviser is a boutique investment organization specializing in infrastructure, real estate and natural resources with a focus on sustainable investing. The Sub-Adviser is majority female owned, and its senior executives possess over 95 years of collective investment experience throughout multiple market cycles overseeing capital for institutional investors, sophisticated high net worth individuals and fund management companies. The Sub-Adviser’s alternative investment solutions include actively-managed listed real assets strategies and private markets real asset strategies. The Sub-Adviser manages a suite of carefully curated, institutional quality real asset investment solutions through a community of partners, including independent and insurance broker-dealers, wirehouses, registered investment advisory firms, and the financial advisors who work with these enterprises.

Fees and Expenses

The Adviser is entitled to receive a monthly management fee at the annual rate of 1.50% of the Fund’s daily net assets. The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has contractually agreed to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including all organizational and offering expenses, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that such expenses exceed 2.25% and 1.25% per annum of the Fund’s average daily net assets attributable to Class I and Class S shares, respectively (the “Expense Limitation”). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain until July 31, 2025 for the Class I shares and July 31, 2027 for the Class S shares, unless and until the Board of Trustees of the Fund (the “Board” or the “Trustees”) approves its modification or termination. The Fund does not anticipate that the Board will terminate the Expense Limitation Agreement during this period. The Expense Limitation Agreement may be terminated only by the Board on 60 days’ written notice to the Adviser. After July 31, 2025 for the Class I shares and July 31, 2027 for the Class S shares, the Expense Limitation Agreement may be renewed at the Adviser’s discretion. The Adviser has also contractually agreed to waive 1.00% of its management fee for Class S shares until July 31, 2027 unless the Adviser and the Board approves its continuation. See “Management of the Fund.”

Administrator, Transfer Agent, and Accounting Agent

Ultimus Fund Solutions, LLC (“Administrator”) serves as the Fund’s Administrator, Transfer Agent, and Accounting Agent. See “Management of the Fund.”

Distribution Fees

Class I and Class S shares are not subject to a Distribution Fee. See “Plan of Distribution.”

Closed-End Fund Structure

Closed-end funds differ from mutual funds in that closed-end funds do not typically redeem their shares at the option of the shareholder. Rather, closed-end fund shares typically trade in the secondary market via an exchange. Unlike many closed-end funds, however, the Fund’s shares will not be listed on an exchange. Instead, the Fund will provide limited liquidity to shareholders by offering to repurchase a limited amount of the Fund’s shares (at least 5%) quarterly, which is discussed in more detail below. The Fund, similar to a mutual fund, is subject to continuous asset inflows, although not subject to the continuous outflows; see “Quarterly Repurchases of Shares.”

Share Classes

The Fund currently offers four different classes of shares: Class A, Class C, Class I, and Class S shares. The Fund began continuously offering its Class A shares on June 30, 2022. On March 10, 2023, the Fund created its Class C and Class I shares. On April 30, 2024, the Fund created its Class S shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. However, the purchase restrictions and ongoing fees and expenses for each share class are different. The fees and expenses for the Fund are set forth in “Summary of Fund Expenses.” If an investor has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary may help determine which share class is appropriate for that investor. When selecting a share class, you should consider which share classes are available to you, how much you intend to invest, how long you expect to own shares, and the total costs and expenses associated with a particular share class.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. Not all financial intermediaries offer all classes of shares. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase.

Investor Suitability

An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs. An investment in the Fund should not be viewed as a complete investment program.

Repurchases of Shares

The Fund is an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at NAV, of no less than 5% of the Fund’s shares outstanding. There is no guarantee that shareholders will be able to sell all of the shares they desire to sell in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase at least 5% of such shareholder’s shares in each quarterly repurchase. Liquidity will be provided to shareholders only through the Fund’s quarterly repurchases. See “Quarterly Repurchases of Shares.”

Risk Factors [Table Text Block]

Summary of Risks

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund’s shares. See “Risk Factors.”

Risks Related to an Investment in the Fund

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Limited Operating History. The Fund is a closed-end investment company with a limited history of operations. The Fund may not be able to achieve its investment objective, including as a result of inopportune market or economic conditions.

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, ETFs, index funds and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and ﬁxed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk. The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly. The performance fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark, which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the Private Investment Funds are not entitled to the protections of the Investment Company Act of 1940, as amended (the “1940 Act”). For example, Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Private Investment Funds may utilize leverage and may engage in joint transactions with affiliates. These characteristics present additional risks for shareholders.

Issuer and Non-Diversification Risk. Specific securities can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk. There currently is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

The Fund’s investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The judgments of both the Adviser and Sub-Adviser regarding the attractiveness, value and potential appreciation of a particular infrastructure segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Pandemic Risk. There is an ongoing global outbreak of COVID-19, which has spread to over 200 countries and territories, including the United States. The general uncertainty surrounding the dangers and impact of COVID-19 has created significant disruption in global supply chains and economic activity, increasing rates of unemployment and adversely impacting many industries. The outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The outbreak of the COVID-19 pandemic has, at times, had, and is expected to continue to pose a risk of having, a material adverse impact on the Fund’s market price, NAV and portfolio liquidity among other factors. These impacts will likely continue to some extent as the outbreak persists and potentially even longer. The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments. COVID-19 and the current financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, portfolio liquidity, ability to pay distributions and make share repurchases.

Failure of Financial Institutions and Sustained Financial Market Illiquidity. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis, so shareholders may not be able to tender as many shares as they would like during any quarterly repurchase offer.

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Cybersecurity Risk. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer related losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers.

Risks Related to the Fund’s Investments

Infrastructure Industry Risk. The Fund is subject to the risks associated with investment in infrastructure-related companies. Risks associated with infrastructure-related companies include: (a) realized revenue volume may be significantly lower than projected and/or there will be cost overruns; (b) infrastructure project sponsors will alter their terms making a project no longer economical; (c) macroeconomic factors such as low gross domestic product (“GDP”) growth or high nominal interest rates will raise the average cost of infrastructure funding; (d) government regulation may affect rates charged to infrastructure customers; (e) government budgetary constraints will impact infrastructure projects; (f) special tariffs will be imposed; and (g) changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, a natural disaster, changes in market sentiment towards infrastructure and terrorist acts. Any of these events could cause the value of the Fund’s investments in infrastructure-related companies to decline.

Underlying Funds Risk. The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.

Lack of Control Over Private Investment Funds and Other Portfolio Investments. Once the Adviser has selected a Private Investment Fund or Other Investment Vehicle, the Adviser will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Adviser will regularly evaluate each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

Use of Leverage by the Fund. Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents. In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. In that regard, the Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation of Private Investment Funds. The Private Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager of each respective Private Investment Fund to determine the estimated value of the Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Fund’s investment in Private Investment Funds, the Adviser considers, among other things, information provided by the Private Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

ESG Investing Risk. The Fund intends to screen out particular companies and industries pursuant to certain criteria established by the Sub-Adviser, and to incorporate ESG investment insights into its portfolio construction process. The Fund may forego certain investment opportunities by screening out certain companies and industries. The Fund’s results may be lower than other funds that do not apply certain exclusionary screens or use different ESG criteria to screen out certain companies or industries. The Fund’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or use a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. In addition, the Fund may not be successful in its objectives related to ESG. There is no guarantee that these objectives will be achieved, and ESG-related assessments are at the discretion of the Adviser and Sub-Adviser. The Adviser and Sub-Adviser are dependent upon certain information and data from third party providers of ESG research, which may be incomplete, inaccurate or unavailable. As a result, there is a risk that the Adviser and Sub-Adviser may incorrectly assess a security or issuer. There is also a risk that the Adviser and Sub-Adviser may not apply the relevant ESG criteria correctly or that the Fund could have indirect exposure to issuers who do not meet the relevant ESG criteria used by the Fund. Neither the Fund, the Adviser, nor the Sub-Adviser make any representation or warranty, express or implied, with respect to the fairness, correctness, accuracy, reasonableness or completeness of such ESG assessment. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. The evaluation of ESG criteria is subjective and may change over time.

Preferred Securities Risk. Preferred securities are subject to credit risk and interest rate risk. Interest rate risk is, in general, the risk that the price of a preferred security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk. Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities. As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. The market value of bonds and preferred shares tend to decline as interest rates increase. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due. Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond. The price of equity securities into which a convertible security may convert may fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Fixed income securities are also subject to default risk.

Foreign Securities and Emerging Markets Risk. The Fund may have investments in foreign securities. Foreign securities have investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund with investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.

The Fund may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Risks Associated with Debt Financing

Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Credit Risk. Issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Allocation of Investment Opportunities Risk. The Sub-Adviser, directly or through their affiliates, may manage or advise multiple investment vehicles or accounts that have investment objectives that are similar to the Fund and that may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Fund. This may create potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited or where the liquidity of such investment opportunities is limited. The results of the Fund’s investment activities may differ significantly from the results achieved by such other managed investment vehicles or accounts. It is possible that one or more of such vehicles or accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund.

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment plan. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. The information above briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, is intended for U.S. shareholders, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state, local, or foreign tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes. See “U.S. Federal Income Tax Matters.”

Distribution Policy and Dividend Reinvestment Plan

The Fund’s distribution policy is to make quarterly distributions to shareholders. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment plan. Shareholders who elect not to participate in the Fund’s dividend reinvestment plan will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Distribution Policy and Dividend Reinvestment Plan.”

Custodian

UMB Bank, N.A. (“Custodian”) serves as the Fund’s custodian. See “Management of the Fund.”

Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History. The Fund is a closed-end investment company with a limited history of operations. The Fund may not be able to achieve its investment objective, including as a result of inopportune market or economic conditions.

Allocation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation Risk. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund’s assets among the various Private Investment Funds, ETFs, index funds and Other Investment Vehicles in which the Fund invests and, with respect to each such asset class, among equity and ﬁxed income securities. There can be no assurance that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns.

Private Investment Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Investment Fund Risk. The Fund’s investment in Private Investment Funds will require it to bear a pro rata share of the vehicles’ expenses, including management and performance fees. The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund’s assets directly. The performance fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee. Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark, which could amplify losses suffered by the Fund when compared to unleveraged investments. Shareholders of the Private Investment Funds are not entitled to the protections of the Investment Company Act of 1940, as amended (the “1940 Act”). For example, Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the Private Investment Funds may utilize leverage and may engage in joint transactions with affiliates. These characteristics present additional risks for shareholders.

Issuer And Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer and Non-Diversification Risk. Specific securities can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s properties and services. The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. There currently is no secondary market for the Fund’s shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s quarterly repurchase offers for no less than 5% of the Fund’s shares outstanding at NAV. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer.

The Fund’s investments also are subject to liquidity risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The judgments of both the Adviser and Sub-Adviser regarding the attractiveness, value and potential appreciation of a particular infrastructure segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Pandemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pandemic Risk. There is an ongoing global outbreak of COVID-19, which has spread to over 200 countries and territories, including the United States. The general uncertainty surrounding the dangers and impact of COVID-19 has created significant disruption in global supply chains and economic activity, increasing rates of unemployment and adversely impacting many industries. The outbreak could have a continued adverse impact on economic and market conditions and trigger a period of global economic slowdown. The outbreak of the COVID-19 pandemic has, at times, had, and is expected to continue to pose a risk of having, a material adverse impact on the Fund’s market price, NAV and portfolio liquidity among other factors. These impacts will likely continue to some extent as the outbreak persists and potentially even longer. The rapid development and fluidity of this situation precludes any prediction as to the ultimate adverse impact of COVID-19 on economic and market conditions, and, as a result, present material uncertainty and risk with respect to the Fund and the performance of its investments. COVID-19 and the current financial, economic and capital markets environment, and future developments in these and other areas present uncertainty and risk with respect to the Fund’s performance, portfolio liquidity, ability to pay distributions and make share repurchases.

Failure Of Financial Institutions And Sustained Financial Market Illiquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure of Financial Institutions and Sustained Financial Market Illiquidity. The failure of certain financial institutions, namely banks, may increase the possibility of a sustained deterioration of financial market liquidity, or illiquidity at clearing, cash management and/or custodial financial institutions. The failure of a bank (or banks) with which the Fund and/or the Fund’s underlying investments have a commercial relationship could adversely affect, among other things, the Fund and/or the Fund’s underlying investments’ ability to pursue key strategic initiatives, including by affecting the Fund’s ability to borrow from financial institutions on favorable terms.

Repurchase Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Policy Risks. Quarterly repurchases by the Fund of its shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. If shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis, so shareholders may not be able to tender as many shares as they would like during any quarterly repurchase offer.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. The Fund’s distribution policy is to make quarterly distributions to shareholders. All or a portion of a distribution may consist solely of a return of capital (i.e. from your original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer related losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers.

Risks Related to the Fund’s Investments

Infrastructure Industry Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infrastructure Industry Risk. The Fund is subject to the risks associated with investment in infrastructure-related companies. Risks associated with infrastructure-related companies include: (a) realized revenue volume may be significantly lower than projected and/or there will be cost overruns; (b) infrastructure project sponsors will alter their terms making a project no longer economical; (c) macroeconomic factors such as low gross domestic product (“GDP”) growth or high nominal interest rates will raise the average cost of infrastructure funding; (d) government regulation may affect rates charged to infrastructure customers; (e) government budgetary constraints will impact infrastructure projects; (f) special tariffs will be imposed; and (g) changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company’s operations or an accident, a natural disaster, changes in market sentiment towards infrastructure and terrorist acts. Any of these events could cause the value of the Fund’s investments in infrastructure-related companies to decline.

Underlying Funds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Underlying Funds Risk. The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities. The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.

Lack Of Control Over Private Investment Funds And Other Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Private Investment Funds and Other Portfolio Investments. Once the Adviser has selected a Private Investment Fund or Other Investment Vehicle, the Adviser will have no control over the investment decisions made by any such Underlying Fund. Although the Fund and the Adviser will regularly evaluate each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund’s investment objective, the Adviser will not have any control over the investments made by any Underlying Fund. Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies. The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund). The Adviser may reallocate the Fund’s investments among the Underlying Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Underlying Fund and will not have the ability to exercise any rights attributable to an investor in any such Underlying Fund related to their investment.

Use Of Leverage By The Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage by the Fund. Although the Fund has the option to borrow, there are significant risks that may be assumed in connection with such borrowings. Investors in the Fund should consider the various risks of financial leverage, including, without limitation, the matters described below. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Use Of Leverage By Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Use of Leverage by Underlying Funds. In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents. In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject. In that regard, the Fund intends to limit its borrowing to an amount that does not exceed 33 1/3% of the Fund’s gross asset value. Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Valuation Of Private Investment Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of Private Investment Funds. The Private Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager of each respective Private Investment Fund to determine the estimated value of the Fund’s investment therein. The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party. To determine the estimated value of the Fund’s investment in Private Investment Funds, the Adviser considers, among other things, information provided by the Private Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser’s ability to value accurately the Fund’s shares. Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

E S G Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ESG Investing Risk. The Fund intends to screen out particular companies and industries pursuant to certain criteria established by the Sub-Adviser, and to incorporate ESG investment insights into its portfolio construction process. The Fund may forego certain investment opportunities by screening out certain companies and industries. The Fund’s results may be lower than other funds that do not apply certain exclusionary screens or use different ESG criteria to screen out certain companies or industries. The Fund’s incorporation of ESG investment insights may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG characteristics or use a different methodology to identify and/or incorporate ESG characteristics. Further, investors may differ in their views of what constitutes positive or negative ESG characteristics of a security. As a result, the Fund may invest in securities that do not reflect the beliefs of any particular investor. In addition, the Fund may not be successful in its objectives related to ESG. There is no guarantee that these objectives will be achieved, and ESG-related assessments are at the discretion of the Adviser and Sub-Adviser. The Adviser and Sub-Adviser are dependent upon certain information and data from third party providers of ESG research, which may be incomplete, inaccurate or unavailable. As a result, there is a risk that the Adviser and Sub-Adviser may incorrectly assess a security or issuer. There is also a risk that the Adviser and Sub-Adviser may not apply the relevant ESG criteria correctly or that the Fund could have indirect exposure to issuers who do not meet the relevant ESG criteria used by the Fund. Neither the Fund, the Adviser, nor the Sub-Adviser make any representation or warranty, express or implied, with respect to the fairness, correctness, accuracy, reasonableness or completeness of such ESG assessment. There may be limitations with respect to availability of ESG data in certain sectors, as well as limited availability of investments with positive ESG assessments in certain sectors. The evaluation of ESG criteria is subjective and may change over time.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk. Preferred securities are subject to credit risk and interest rate risk. Interest rate risk is, in general, the risk that the price of a preferred security falls when interest rates rise. Securities with longer maturities tend to be more sensitive to interest rate changes. Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due. Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time. In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities. As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. The market value of bonds and preferred shares tend to decline as interest rates increase. Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due. Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond. The price of equity securities into which a convertible security may convert may fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Fixed Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Fixed income securities are also subject to default risk.
Foreign Securities And Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities and Emerging Markets Risk. The Fund may have investments in foreign securities. Foreign securities have investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect the Fund with investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.

The Fund may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Risks Associated with Debt Financing

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Leveraging Risk. The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.
Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. Issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities held may be lowered if an issuer’s financial condition changes.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds And Between The Fund And The Underlying Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that “compete” with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit). Also, the Fund’s investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Allocation Of Investment Opportunities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Allocation of Investment Opportunities Risk. The Sub-Adviser, directly or through their affiliates, may manage or advise multiple investment vehicles or accounts that have investment objectives that are similar to the Fund and that may seek to make investments or sell investments in the same securities or other instruments, sectors or strategies as the Fund. This may create potential conflicts, particularly in circumstances where the availability of such investment opportunities is limited or where the liquidity of such investment opportunities is limited. The results of the Fund’s investment activities may differ significantly from the results achieved by such other managed investment vehicles or accounts. It is possible that one or more of such vehicles or accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund.

U S Federal Income Tax Matters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Federal Income Tax Matters

The Fund intends to elect to be treated and to qualify each year for taxation as a regulated investment company under Subchapter M of the Code. In order for the Fund to qualify as a regulated investment company, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting these distribution requirements. Unless a shareholder is ineligible to participate or elects otherwise, all distributions will be automatically reinvested in additional shares of the Fund pursuant to the dividend reinvestment plan. For U.S. federal income tax purposes, all dividends are generally taxable whether a shareholder takes them in cash or they are reinvested pursuant to the policy in additional shares of the Fund. The information above briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund’s shares, reflects the federal tax law as of the date of this prospectus, is intended for U.S. shareholders, and does not address special tax rules applicable to certain types of investors, such as corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state, local, or foreign tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes. See “U.S. Federal Income Tax Matters.”

Distribution Policy And Dividend Reinvestment Plan [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy and Dividend Reinvestment Plan

The Fund’s distribution policy is to make quarterly distributions to shareholders. Unless a shareholder elects otherwise, the shareholder’s distributions will be reinvested in additional shares of the same class under the Fund’s dividend reinvestment plan. Shareholders who elect not to participate in the Fund’s dividend reinvestment plan will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee). See “Distribution Policy and Dividend Reinvestment Plan.”

Custodian [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Custodian UMB Bank, N.A. (“Custodian”) serves as the Fund’s custodian. See “Management of the Fund.”
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%
Dividend Expenses on Preferred Shares [Percent]	0.00%
Dividend and Interest Expenses on Short Sales [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.03%	[1]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	9.34%	[2]
Total Annual Expenses [Percent]	10.87%
Waivers and Reimbursements of Fees [Percent]	(8.59%)	[3]
Net Expense over Assets [Percent]	2.28%
Expense Example, Year 01	$ 23
Expense Example, Years 1 to 3	158
Expense Example, Years 1 to 5	362
Expense Example, Years 1 to 10	$ 774
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.50%
Dividend Expenses on Preferred Shares [Percent]	0.00%
Dividend and Interest Expenses on Short Sales [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.03%	[1]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	9.34%	[2]
Total Annual Expenses [Percent]	10.87%
Waivers and Reimbursements of Fees [Percent]	(9.59%)	[3]
Net Expense over Assets [Percent]	1.28%
Expense Example, Year 01	$ 13
Expense Example, Years 1 to 3	140
Expense Example, Years 1 to 5	347
Expense Example, Years 1 to 10	$ 768
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	DLA Piper LLP
Entity Address, Address Line Two	1201 West Peachtree Street
Entity Address, Address Line Three	Suite 2900
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
Contact Personnel Name	Terrence O. Davis & Tanya L. Boyle

[1]	Acquired Fund Fees and Expenses (“AFFE”) include an estimate of certain of the fees and expenses incurred indirectly by the Fund as a result of the Fund’s investment in shares of registered investment companies (including, short-term cash sweep vehicles) and certain Private Investment Funds. Although the Private Investment Funds in which the Fund may invest are not registered as “investment companies” under applicable provisions of the Investment Company Act of 1940, as amended (the “1940 Act”), some of the Private Investment Funds in which the Fund invests would meet the definition of an investment company for purposes of the 1940, but for the exceptions provided in sections 3(c)(1) and 3(c)(7) of the 1940 Act; however, the Fund may invest in a range of Private Investment Funds, including Private Investment Funds which are excluded from the definition of an investment company due to applicable exclusions under the 1940 Act other than sections 3(c)(1) and 3(c)(7) (together, the “Other Private Funds”). AFFE does not reflect the fees and expenses of the Other Investment Funds. The indirect fees and expenses of the Private Investment Funds typically range from 1.00% to 2.00% on an annual basis and include management fees, administration fees and professional and other direct, fixed fees and expenses of the Private Investment Funds.
[2]	Other Expenses represents the Fund expenses as they are calculated in the Fund’s Annual Report. Other Expenses does not include the indirect fees and expenses of certain underlying Private Investment Funds, as discussed further in footnote 2 below. The Fund’s Other Expenses will increase as a percentage of the Fund’s average net assets if the Fund’s assets decrease. Actual fees and expenses may be greater or less than those shown.
[3]	The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the Expense Limitation Agreement) under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary annual operating expenses of the Fund (including all organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses), to the extent that they exceed 2.25% and 1.25% per annum of the Fund’s average daily net assets attributable to Class I and Class S shares, respectively (the Expense Limitation). In consideration of the Adviser’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Adviser in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that: (1) the reimbursement for fees and expenses will be made only if payable not more than three years from the date in which they were incurred; and (2) the reimbursement may not be made if it would cause the lesser of the Expense Limitation in place at the time of waiver or at the time of reimbursement to be exceeded. The Expense Limitation Agreement will remain in effect at least until July 31, 2025 for the Class I shares and July 31, 2027 for the Class S shares, unless and until the Board approves its modification or termination. The Expense Limitation Agreement may be terminated only by the Fund’s Board on 60 days’ written notice to the Adviser. The Adviser has also contractually agreed to waive 1.00% of its management fee for Class S shares until July 31, 2027 unless the Adviser and the Board approves its continuation. See “Management of the Fund.”